Submission	Aug. 19, 2024
Submission [Line Items]
Central Index Key	0001570827
Registrant Name	Victory Capital Holdings, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES